Legal Proceedings and Other Contingencies - Additional Information (Detail) $ in Millions		12 Months Ended
	Dec. 12, 2018 USD ($) Subsidiary	Dec. 31, 2018 USD ($) Case
Disclosure of legal proceedings and other contingencies [Line Items]
Financing liabilities | $		$ 3,000
Number of subsidiaries	6
Losses on litigation settlements in fraudulent and corrupt scheme | $	$ 1,092
ENI SpA [Member]
Disclosure of legal proceedings and other contingencies [Line Items]
Number of subsidiaries	2
Malabu [Member]
Disclosure of legal proceedings and other contingencies [Line Items]
Number of subsidiaries	2
Pesticide Litigation [Member]
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases pending | Case		45
Climate Change Litigation [Member]
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases pending | Case		12